Shareholder Fees - FidelityFreedomFunds-K6ComboPRO	May 30, 2024 USD ($)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none